SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2017
Buildings
Property, plant and equipment
Estimated useful life	P35Y
Furniture, fixture and equipment
Property, plant and equipment
Estimated useful life	P5Y
Motor vehicles
Property, plant and equipment
Estimated useful life	P5Y